Credit Risk - Disclosure of Country Risk Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposures	£ 313,347	£ 322,745
Governments
Disclosure of credit risk exposure [line items]
Exposures	50,100	46,000
Banks
Disclosure of credit risk exposure [line items]
Exposures	4,700	7,600
Other
Disclosure of credit risk exposure [line items]
Exposures	15,000	22,600
Retail
Disclosure of credit risk exposure [line items]
Exposures	215,100	206,100
Corporate
Disclosure of credit risk exposure [line items]
Exposures	28,900	42,200
Total
Disclosure of credit risk exposure [line items]
Exposures	313,800	324,500
Eurozone | Netherlands
Disclosure of credit risk exposure [line items]
Exposures	200	600
Eurozone | Belgium
Disclosure of credit risk exposure [line items]
Exposures	700	900
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Exposures	400	500
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Italy
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Exposures	300	400
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Exposures	1,500	2,400
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | Italy
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Exposures	300	500
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Exposures	400	700
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Exposures	800	1,100
Eurozone | Other
Disclosure of credit risk exposure [line items]
Exposures	5,600	7,600
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Exposures	5,300	6,000
Eurozone | Other | Italy
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Exposures	200	200
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	100	1,300
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Italy
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Exposures	100	800
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Corporate | Italy
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	0	100
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	0	400
Eurozone | Total
Disclosure of credit risk exposure [line items]
Exposures	7,600	11,300
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Exposures	5,300	6,100
Eurozone | Total | Italy
Disclosure of credit risk exposure [line items]
Exposures	0	0
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Exposures	100	100
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Exposures	600	800
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Exposures	400	900
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Exposures	100	1,500
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Exposures	1,100	1,900
Other countries | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Exposures	300	300
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Exposures	47,900	42,000
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Exposures	500	800
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Exposures	1,000	2,400
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Governments | Denmark
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Exposures	200	500
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Exposures	2,000	2,800
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Exposures	800	900
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Exposures	200	1,000
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Banks | Denmark
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Exposures	100	100
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Exposures	9,300	14,800
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Exposures	0	100
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Other | Denmark
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Exposures	215,100	206,100
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Retail | Denmark
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Exposures	100	700
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Exposures	28,700	40,400
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Exposures	0	300
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Corporate | Denmark
Disclosure of credit risk exposure [line items]
Exposures	0	0
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Exposures	700	1,600
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Exposures	303,000	306,100
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Exposures	1,300	2,100
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Exposures	1,200	3,400
Other countries | Total | Denmark
Disclosure of credit risk exposure [line items]
Exposures	0	0
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Exposures	49,700	45,500
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Exposures	3,200	5,200
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Exposures	9,400	15,000
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Exposures	215,100	206,100
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Exposures	28,800	41,400
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Exposures	£ 306,200	£ 313,200